Summary of Components of Net Unrealized Gains and Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summarizes components of net unrealized gains and losses on available-for-sale securities
Net unrealized gains on available-for-sale securities, before adjustments and taxes	$ 588	$ 2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)
Net unrealized gains on available-for-sale securities	$ 316	$ 1,036